Retirement Plans - Schedule of Estimated Losses Amortized from Accumulated Other Comprehensive Loss into Net Periodic Benefit Cost (Details) $ in Millions	Sep. 30, 2018 USD ($)
Pension Plan [Member] | United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Amortization of Loss (Gain), Next Fiscal Year	$ 22.7
Expected Amortization of Prior Service Cost (Credit), Next Fiscal Year	5.2
Expected Amortization, Next Fiscal Year	27.9
Pension Plan [Member] | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Amortization of Loss (Gain), Next Fiscal Year	5.3
Expected Amortization of Prior Service Cost (Credit), Next Fiscal Year	0.1
Expected Amortization, Next Fiscal Year	5.4
Other Postretirement Benefits Plan [Member] | United States [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Amortization of Loss (Gain), Next Fiscal Year	(1.1)
Expected Amortization of Prior Service Cost (Credit), Next Fiscal Year	(2.6)
Expected Amortization, Next Fiscal Year	(3.7)
Other Postretirement Benefits Plan [Member] | Foreign Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected Amortization of Loss (Gain), Next Fiscal Year	(0.4)
Expected Amortization of Prior Service Cost (Credit), Next Fiscal Year	(0.2)
Expected Amortization, Next Fiscal Year	$ (0.6)